SALE OF SUBSIDIARY (NARRATIVE) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended			3 Months Ended
	Jul. 01, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Sep. 30, 2014	Mar. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Tax (expense) benefit related to tax gain on sale		$ (14.2)	$ 0	$ 0
Gain related to other reinsurance transaction	16.9
Conseco Life Insurance Company [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax					2.9	6.0	(298.0)
Bankers Life [Member] | Wilton Reassurance Company [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Reinsurance recapture fee paid	28.0
Gain related to other reinsurance transaction	16.9
Conseco Life Insurance Company [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash proceeds	224.9
Tax (expense) benefit related to tax gain on sale	(14.2)
Valuation allowance release related to the gain	14.2
Valuation allowance increase related to the decrease in projected future taxable income	(19.4)
Conseco Life Insurance Company [Member] | Transition Services for the Year Ended June 30, 2015 [Member] | Wilton Reassurance Company [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fees from transition and special Support Services Agreements	30.0
Conseco Life Insurance Company [Member] | Transition Services for the Year Ended June 30, 2016 [Member] | Wilton Reassurance Company [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fees from transition and special Support Services Agreements	20.0
Conseco Life Insurance Company [Member] | Transition Services for the the Three Years Ended June 30, 2019 [Member] | Wilton Reassurance Company [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fees from transition and special Support Services Agreements	$ 0.2